Income Tax - Schedule of Net Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Organizational costs/Startup expenses	$ 321,981	$ 152,688
Federal net operating loss carryforwards		17,851
Total deferred tax assets	321,981	170,539
Valuation allowance	$ (321,981)	$ (170,539)